Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jul. 09, 2017
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	$ 209,178,012	$ 239,425,507	$ 28,571
Trade receivables, Current	194,823,475	203,989,518
Other receivables, Current	14,354,537	35,435,989
Trade and other receivables, Non-Current	82,929,822	1,156,638
Trade receivables, Non-Current	81,617,823	21,255
Other receivables, Non-Current	1,311,999	1,135,383
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	212,078,614	240,978,763
Trade receivables, Current	197,724,077	205,542,774
Other receivables, Current	14,354,537	35,435,989
Trade and other receivables, Non-Current	82,929,822	1,156,638
Trade receivables, Non-Current	81,617,823	21,255
Other receivables, Non-Current	$ 1,311,999	$ 1,135,383